Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Schedule of deferred tax asset

The components of our deferred tax asset are as follows:

	December 31,
	2014	2013
Net operating loss carryforwards	$3,034,310	$1,215,458
Valuation allowance	(3,034,310)	(1,215,458)
Deferred tax asset	$--	$--

Schedule of reconciliation of income taxes

A reconciliation of income taxes computed at the statutory rate to the income tax amount recorded is as follows:

	Year ended December 31,
	2014	2013
Tax at statutory rate (35%)	$1,818,852	$706,472
Increase in valuation allowance	(1,818,852)	(706,472)
Income tax benefit	$--	$--